Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Surplus (deficit) in plan	₩ 116,723	₩ 46,758
Net defined benefit liability	38,974	67,620
Net defined benefit asset	₩ 155,697	₩ 114,378